CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Common Stock	Additional paid-in capital	Subscription Receivable	Statutory surplus reserve	Retained earnings	Accumulated other comprehensive income (loss)	Non- controlling interests	Total
Balance at Sep. 30, 2018		$ 17,998,933		$ 2,031,775	$ 17,138,593	$ (127,456)	$ 225,747	$ 37,267,592
Balance (Shares) at Sep. 30, 2018	16,528,037
Issuance of common stock, net of offering costs		50,697						50,697
Issuance of common stock, net of offering costs (shares)	30,000
Foreign currency translation loss						(1,681,369)	(12,909)	(1,694,278)
Net income				872,924	7,233,942		86,828	8,193,694
Balance at Sep. 30, 2019		18,049,630		2,904,699	24,372,535	(1,808,825)	299,666	43,817,705
Balance (shares) at Sep. 30, 2019	16,558,037
Disposal of subsidiary							3,992	3,992
Foreign currency translation loss						2,301,510	17,538	2,319,048
Net income				9,903	(825,614)		(11,402)	(837,016)
Balance at Sep. 30, 2020		18,049,630		2,904,699	23,546,921	492,685	309,794	45,303,729
Balance (shares) at Sep. 30, 2020	16,558,037
Issuance of common stock, net of offering costs		24,884,560	$ (125,000)					24,759,560
Issuance of common stock, net of offering costs (shares)	7,080,762
Common stock issued in connection with conversion of convertible notes		11,443,067						11,443,067
Common stock issued in connection with conversion of convertible notes (shares)	4,374,176
Issuance of common stock related to exercise of warrants		1,345,056						1,345,056
Issuance of common stock related to exercise of warrants (shares)	355,202
Stock-based compensation		9,542,783						$ 9,542,783
Stock-based compensation (shares)	550,000							550,000
Unearned Compensation		(1,891,011)						$ (1,891,011)
Foreign currency translation loss						2,405,909	17,530	2,423,439
Net income				9,903	(3,809,417)		(2,757)	(3,802,271)
Balance at Sep. 30, 2021		$ 63,374,085	$ (125,000)	$ 2,914,602	$ 19,737,504	$ 2,898,594	$ 324,567	$ 89,124,352
Balance (shares) at Sep. 30, 2021	28,918,177